CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock		Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest
Balance at Dec. 31, 2009		$ 256,151	$ 153		$ 1,251,532		$ (1,067,174)	$ 70,848	$ 792
Balance (in shares) at Dec. 31, 2009	[1]		43,364,996
Increase (Decrease) in Stockholders' Equity
Common stock issued		44,588	29		44,559
Common stock issued (in shares)	[1]		7,515,491
Common stock issued upon option exercises		6			6
Common stock issued upon option exercises (in shares)	[1]		685
Restricted stock issued and restricted stock units released (in shares)	[1]		1,022,777
Stock-based compensation		7,602			7,602
Acquisition of ownership of controlling interests		7,380							7,380
Repurchases of vested restricted stock/units and cancellation		(72)			(72)
Repurchases of vested restricted stock/units and cancellation (in shares)			(128,210)
Net income (loss)		(65,290)					(65,129)		(161)
Foreign currency translation		(1,425)						(1,425)
Balance at Dec. 31, 2010		248,940	182		1,303,627		(1,132,303)	69,423	8,011
Balance (in shares) at Dec. 31, 2010	[1]		51,775,739
Increase (Decrease) in Stockholders' Equity
Common stock issued upon option exercises		124			124
Common stock issued upon option exercises (in shares)	[1]		19,777,000
Repurchase of ordinary shares		(6,301)				(6,301)
Repurchase of ordinary shares (in shares)	[1]		(1,563,769)
Restricted stock issued and restricted stock units released (in shares)			378,964
Restricted stock cancellation (in shares)	[1]		(5,329)
Stock-based compensation		3,029			3,029
Net income (loss)		11,777					13,387		(1,610)
Foreign currency translation		13,470						13,470
Balance at Dec. 31, 2011		271,039	182		1,306,780	(6,301)	(1,118,916)	82,893	6,401
Balance (in shares) at Dec. 31, 2011		50,605,000	50,605,382	[1]
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares		(8,842)				(8,842)
Repurchase of ordinary shares (in shares)	[1]		(2,611,102)
Repurchase of ordinary shares from iTV shareholder		(5,278)				(5,278)
Repurchase of ordinary shares from iTV shareholder (in shares)	[1]		(1,491,091)
Restricted stock issued and restricted stock units released (in shares)	[1]		1,271,014
Restricted stock cancellation (in shares)	[1]		(118,111)
Stock-based compensation		2,981			2,981
Net income (loss)		(35,579)					(34,385)		(1,194)
Derecognition of non-controlling interests on deconsolidation of a subsidiary		(4,393)							(4,393)
Foreign currency translation		(3,272)						(3,272)
Balance at Dec. 31, 2012		$ 216,656	$ 182		$ 1,309,761	$ (20,421)	$ (1,153,301)	$ 79,621	$ 814
Balance (in shares) at Dec. 31, 2012		47,656,000	47,656,092	[1]

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 and 2011 have been adjusted retroactively to reflect the one for three reverse share split.